Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(4.20%)
Annual Return 2015	(8.99%)
Annual Return 2016	10.14%
Annual Return 2017	37.64%
Annual Return 2018	(18.88%)
Annual Return 2019	19.60%
Annual Return 2020	16.96%
Annual Return 2021	6.69%
Annual Return 2022	(11.83%)
Annual Return 2023	20.76%